Organization and Summary of Significant Accounting Policies (Details 14) - USD ($) $ in Thousands	12 Months Ended
	Jul. 02, 2017	Jul. 03, 2016	Jun. 28, 2015
Changes in warranty reserve
Balance, Beginning of Year	$ 9,228	$ 11,835	$ 3,462
(Recoveries) Provision Charged to Expense	(843)	583	8,975
Payments	2,835	3,190	602
Balance, End of Year	$ 5,550	$ 9,228	$ 11,835